Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Vesting Percentage Over Term
Employer matching and non-elective contributions for all employees of the Puerto Rico Branch of Bard Shannon, LTD., Edwards Lifesciences Technology S.a.r.l, and employees hired/rehired on or after January 1, 2019 by the Puerto Rico Branch of Becton Dickinson Caribe Ltd. have a 4 year vesting schedule as follows:

Full Years of Service	Percentage
Less than 2 years	—%
2 years but less than 3 years	50
3 years but less than 4 years	75
4 years or more	100